Eaton Vance
Focused Global Opportunities Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Australia — 1.5%
CSL, Ltd.	638	$ 121,299
		$ 121,299
Denmark — 2.6%
Novo Nordisk A/S, Class B	2,055	$ 212,658
		$ 212,658
France — 8.1%
LVMH Moet Hennessy Louis Vuitton SE	178	$ 130,813
Safran S.A.	1,486	188,941
Sanofi	1,864	194,848
Schneider Electric SE	858	132,935
		$ 647,537
Germany — 4.8%
adidas AG	785	$ 185,607
Siemens AG	1,418	199,771
		$ 385,378
Hong Kong — 2.4%
AIA Group, Ltd.	18,471	$ 191,800
		$ 191,800
India — 1.8%
HDFC Bank, Ltd. ADR	2,300	$ 142,991
		$ 142,991
Ireland — 1.4%
Kingspan Group PLC	1,158	$ 113,093
		$ 113,093
Netherlands — 4.5%
ASML Holding NV	184	$ 123,100
Stellantis NV	13,199	239,851
		$ 362,951
Spain — 5.2%
Amadeus IT Group S.A.(1)	2,746	$ 181,172
Iberdrola S.A.	21,095	239,335
		$ 420,507
Security	Shares	Value
Switzerland — 5.0%
Roche Holding AG PC	486	$ 184,064
TE Connectivity, Ltd.	1,529	217,776
		$ 401,840
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	992	$ 106,154
		$ 106,154
United Kingdom — 8.8%
Diageo PLC	6,492	$ 321,629
HSBC Holdings PLC	23,543	163,442
RELX PLC	7,320	222,916
		$ 707,987
United States — 50.9%
Alphabet, Inc., Class A(1)	162	$ 437,585
Amazon.com, Inc.(1)	93	285,627
AMETEK, Inc.	942	122,262
Boston Scientific Corp.(1)	4,906	216,698
CDW Corp.	893	154,007
Citigroup, Inc.	3,957	234,373
Coca-Cola Co. (The)	5,075	315,868
Eli Lilly & Co.	609	152,220
GXO Logistics, Inc.(1)	1,842	154,599
Ingersoll Rand, Inc.	2,827	142,820
Intuitive Surgical, Inc.(1)	405	117,584
Lowe's Cos., Inc.	509	112,520
Microsoft Corp.	1,666	497,784
Mondelez International, Inc., Class A	3,624	237,300
Verisk Analytics, Inc.	663	117,576
Visa, Inc., Class A	1,083	234,058
Walt Disney Co. (The)(1)	1,588	235,754
Wells Fargo & Co.	4,079	217,696
Zoetis, Inc.	583	112,898
		$4,099,229
Total Common Stocks (identified cost $5,884,090)		$7,913,424

Eaton Vance
Focused Global Opportunities Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	111,253	$ 111,242
Total Short-Term Investments (identified cost $111,243)		$ 111,242
Total Investments — 99.7% (identified cost $5,995,333)		$8,024,666
Other Assets, Less Liabilities — 0.3%		$ 26,192
Net Assets — 100.0%		$8,050,858
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	18.8%	$1,514,051
Industrials	17.3	1,394,913
Health Care	16.3	1,312,269
Consumer Discretionary	11.8	954,418
Financials	11.8	950,302
Consumer Staples	10.9	874,797
Communication Services	8.4	673,339
Utilities	3.0	239,335
Short-Term Investments	1.4	111,242
Total Investments	99.7%	$8,024,666
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at February 28, 2022.
Affiliated Investments
At February 28, 2022, the value of the Fund's investment in affiliated funds was $111,242, which represents 1.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$172,262	$615,392	$(676,411)	$ —	$(1)	$111,242	$13	111,253
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Global Opportunities Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 249,145	$ 313,099	$ —	$ 562,244
Developed Europe	217,776	3,034,175	—	3,251,951
North America	4,099,229	—	—	4,099,229
Total Common Stocks	$4,566,150	$3,347,274*	$ —	$7,913,424
Short-Term Investments	$ —	$ 111,242	$ —	$ 111,242
Total Investments	$4,566,150	$ 3,458,516	$ —	$8,024,666
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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